RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Rent expense	$ 420
Purchase of grains	207,188	$ 141,565	$ 112,528
Due from related parties	2,366	2,493
Due to related parties	1,801	1,234
Loan amount	$ 11,500	$ 15,269
Forafic Maroc [Member]
Ownership percent				100.00%